Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of reconciliation of effective tax rate
	March 31, 2020	March 31, 2019
Loss for the year	$(1,253,534)	$(1,948,568)
Total income tax expense	—	—
Loss excluding income tax	(1,253,534)	(1,948,568)
Income tax recovery using the Company’s tax rate	(338,000)	(526,000)
Non-deductible expenses and other	(114,000)	404,000
Change in deferred tax rates	—	—
Temporary difference booked to reserve	(2,000)	(3,000)
Deferred income tax assets not recognized	454,000	125,000
	$—	$—

Schedule of deductible temporary difference of deferred tax asset
Expiry	Tax losses (capital)	Tax losses (non-capital)	Resources pools	Other
Within one year	$—	$—	$—	$—
One to five years	—	—	—	42,000
After five years	—	9,842,000	—	1,011,000
No expiry date	1,364,000	—	31,285,000	77,000
	$1,364,000	$9,842,000	$31,285,000	$1,130,000